EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 11,930	€ 11,987	€ 9,719
Payments from plan, net defined benefit liability (asset)	1,789	2,128
Employee benefits	86,575	84,159
Interest expense	33,828	30,945	€ 21,307
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Payments from plan, net defined benefit liability (asset)	€ 1,620	€ 1,964
Actuarial assumption of discount rates	1.70%	1.50%	1.30%
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Payments from plan, net defined benefit liability (asset)	€ 169	€ 164
Actuarial assumption of discount rates	0.80%	0.70%	1.30%
Average duration of benefit obligation	9 years
Long-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 61,885	€ 58,090
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 2,955	2,745
Years of service achieved	30 years
Provision for miscellaneous expenses
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 55	79
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 64,895	€ 60,914